ALGER GLOBAL
FOCUS FUND

QUARTERLY REPORT
JULY 31, 2021

ALGER GLOBAL FOCUS FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—98.4%	SHARES	VALUE
ARGENTINA—1.5%
INTERNET & DIRECT MARKETING RETAIL—1.5%
MercadoLibre, Inc.*	325	$509,827
(Cost $522,472)
AUSTRALIA—3.7%
APPLICATION SOFTWARE—2.3%
Xero Ltd.*	7,450	772,955
HEALTHCARE TECHNOLOGY—1.4%
Pro Medicus Ltd.	11,700	500,143
TOTAL AUSTRALIA
(Cost $751,453)		1,273,098
CHINA—2.5%
AUTOMOBILE MANUFACTURERS—2.5%
BYD Co., Ltd., Cl. H	27,400	846,908
(Cost $639,069)
FRANCE—8.6%
APPAREL ACCESSORIES & LUXURY GOODS—3.0%
LVMH Moet Hennessy Louis Vuitton SE	1,285	1,028,814
LIFE SCIENCES TOOLS & SERVICES—2.9%
Eurofins Scientific SE	8,100	968,820
RESEARCH & CONSULTING SERVICES—2.7%
Teleperformance	2,175	917,370
TOTAL FRANCE
(Cost $1,469,772)		2,915,004
GERMANY—2.1%
OIL & GAS REFINING & MARKETING—2.1%
VERBIO Vereinigte BioEnergie AG	13,318	721,409
(Cost $645,523)
HONG KONG—2.3%
APPAREL ACCESSORIES & LUXURY GOODS—2.3%
Samsonite International SA*	430,483	801,273
(Cost $468,119)
HUNGARY—2.0%
AIRLINES—2.0%
Wizz Air Holdings PLC*	9,750	670,091
(Cost $635,453)
IRELAND—2.4%
PACKAGED FOODS & MEATS—2.4%
Kerry Group PLC, Cl. A	5,450	807,507
(Cost $642,123)
ITALY—10.0%
APPAREL ACCESSORIES & LUXURY GOODS—5.4%
Moncler SpA	15,353	1,054,442
PRADA SpA	101,500	795,342
		1,849,784
AUTOMOBILE MANUFACTURERS—2.7%
Ferrari NV	4,150	905,904

ALGER GLOBAL FOCUS FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
ITALY—10.0% (CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—1.9%
Nexi SpA*	30,800	$659,871
TOTAL ITALY
(Cost $2,724,850)		3,415,559
JAPAN—7.7%
ELECTRONIC COMPONENTS—2.1%
Murata Manufacturing Co., Ltd.	8,500	705,379
HEALTHCARE SUPPLIES—2.1%
Hoya Corp.	5,100	719,965
INDUSTRIAL MACHINERY—2.4%
FANUC Corp.	3,600	806,284
SEMICONDUCTOR EQUIPMENT—1.1%
Lasertec Corp.	2,000	375,463
TOTAL JAPAN
(Cost $2,300,547)		2,607,091
NETHERLANDS—6.9%
DATA PROCESSING & OUTSOURCED SERVICES—2.3%
Adyen NV*	290	785,882
HEAVY ELECTRICAL EQUIPMENT—2.8%
Alfen Beheer BV*	9,400	947,984
OIL & GAS EQUIPMENT & SERVICES—1.8%
Core Laboratories NV	18,100	603,816
TOTAL NETHERLANDS
(Cost $1,634,875)		2,337,682
NORWAY—1.6%
ENVIRONMENTAL & FACILITIES SERVICES—1.6%
Aker Carbon Capture ASA*	252,219	558,557
(Cost $584,158)
SPAIN—1.6%
BIOTECHNOLOGY—1.6%
Grifols SA#	35,997	547,514
(Cost $721,008)
SWITZERLAND—4.4%
LIFE SCIENCES TOOLS & SERVICES—1.7%
PolyPeptide Group AG*	5,244	571,606
SPECIALTY CHEMICALS—2.7%
Sika AG	2,600	915,853
TOTAL SWITZERLAND
(Cost $963,670)		1,487,459
UNITED STATES—41.1%
APPLICATION SOFTWARE—9.5%
Adobe, Inc.*	1,893	1,176,746
Autodesk, Inc.*	2,825	907,192
Intuit, Inc.	2,150	1,139,435
		3,223,373

ALGER GLOBAL FOCUS FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
UNITED STATES—41.1% (CONT.)
COPPER—2.7%
Freeport-McMoRan, Inc.	24,000	$914,400
DATA PROCESSING & OUTSOURCED SERVICES—4.2%
Fiserv, Inc.*	4,600	529,506
Visa, Inc., Cl. A	3,700	911,643
		1,441,149
FINANCIAL EXCHANGES & DATA—3.3%
MSCI, Inc., Cl. A	1,900	1,132,324
HEALTHCARE EQUIPMENT—2.6%
Insulet Corp.*	3,150	881,024
INTERNET & DIRECT MARKETING RETAIL—4.8%
Amazon.com, Inc.*	490	1,630,519
OIL & GAS EQUIPMENT & SERVICES—1.9%
Schlumberger NV	21,800	628,494
SEMICONDUCTORS—3.4%
NVIDIA Corp.	6,000	1,169,940
SYSTEMS SOFTWARE—8.7%
Crowdstrike Holdings, Inc., Cl. A*	3,850	976,398
Microsoft Corp.	6,900	1,965,879
		2,942,277
TOTAL UNITED STATES
(Cost $9,098,764)		13,963,500
TOTAL COMMON STOCKS
(Cost $23,801,856)		33,462,479
PREFERRED STOCKS—0.0%	SHARES	VALUE
UNITED STATES—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	33,858	5,079
(Cost $152,361)
Total Investments
(Cost $23,954,217)	98.4%	$33,467,558
Affiliated Securities (Cost $152,361)		5,079
Unaffiliated Securities (Cost $23,801,856)		33,462,479
Other Assets in Excess of Liabilities	1.6%	531,153
NET ASSETS	100.0%	$33,998,711

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
*	Non-income producing security.

ALGER GLOBAL FOCUS FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2021
Prosetta Biosciences, Inc., Series D	2/6/15	$152,361	0.40%	$5,079	0.01%
Total				$5,079	0.01%

See Notes to Financial Statements.

ALGER GLOBAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

Alger Global Focus Fund (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of companies in both developed and emerging market countries. The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares are sold to institutional investors without an initial or deferred sales charge and Class Z Shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of a Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (the “Board”). Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Fund having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

ALGER GLOBAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Fund’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ALGER GLOBAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund’s valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Fund may significantly differ from the valuations that would have been assigned by the Fund had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Fund’s investment adviser and officers of the Fund. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and the previous day’s price.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate.

ALGER GLOBAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Global Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$7,573,029	$3,046,250	$4,526,779	$—
Consumer Staples	807,507	—	807,507	—
Energy	1,953,719	1,232,310	721,409	—
Financials	1,132,324	1,132,324	—	—
Healthcare	4,189,072	1,428,538	2,760,534	—
Industrials	3,900,286	—	3,900,286	—
Information Technology	12,076,289	8,776,739	3,299,550	—
Materials	1,830,253	914,400	915,853	—
TOTAL COMMON STOCKS	$33,462,479	$16,530,561	$16,931,918	$—
PREFERRED STOCKS
Healthcare	5,079	—	—	5,079
TOTAL INVESTMENTS IN SECURITIES	$33,467,558	$16,530,561	$16,931,918	$5,079

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Global Focus Fund	Preferred Stocks
Opening balance at November 1, 2020	$5,079
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	5,079
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$—

The following table provides quantitative information about the Fund’s Level 3 fair value measurements of the Fund’s investments as of July 31, 2021. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Fund’s fair value measurements.

	Fair Value July 31, 2021	Valuation Methodology	Unobservable Input	Range/Input	Weighted Average Inputs
Alger Global Focus Fund
Preferred Stocks	$5,079	Income Approach	Discount Rate	72.50%-77.50%	N/A

ALGER GLOBAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of July 31, 2021, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents	$527,952	$527,952	$–	$–

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward foreign currency contracts - In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency contracts. Additionally, the Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuation.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Fund because the Fund or its affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended July 31, 2021. Information regarding the Fund’s holdings of such securities is set forth in the following table:

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2021
Alger Global Focus Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$5,079	$–	$–	$–	$–	$–	$5,079
Total	$5,079	$–	$–	$–	$–	$–	$5,079